Related parties - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Legal fees	$ 255,000	$ 308,000
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Contingent consideration payable	$ 7,850,000